United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$162,787		FHLMC ARM 1H2662, 3.397%, 5/01/2036	$169,505
118,128		FHLMC ARM 781523, 3.008%, 5/01/2034	122,258
205,246		FHLMC ARM 848194, 3.579%, 8/01/2035	215,091
137,548		FHLMC ARM 848746, 3.674%, 7/01/2034	144,311
		TOTAL	651,165
		Federal National Mortgage Association ARM—0.0%
65,279		FNMA ARM 745059, 3.220%, 9/01/2035	67,399
56,383		FNMA ARM 810320, 3.376%, 4/01/2034	58,630
100,672		FNMA ARM 881959, 3.210%, 2/01/2036	103,441
		TOTAL	229,470
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $891,979)	880,635
		CORPORATE BONDS—26.8%
		Aerospace/Defense—0.3%
2,805,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	3,008,362
		Automotive—2.3%
3,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.753%, (3-month USLIBOR +0.340%), 2/14/2020	3,009,629
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.921%, (3-month USLIBOR +0.530%), 5/5/2020	2,007,288
3,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.977%, (3-month USLIBOR +0.630%), 1/6/2020	3,015,943
3,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.811%, (3-month USLIBOR +0.430%), 11/2/2020	2,993,245
2,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.350%, (3-month USLIBOR +1.000%), 1/9/2020	2,020,397
2,145,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.956%, (3-month USLIBOR +1.270%), 3/28/2022	2,181,984
1,820,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.909%, (3-month USLIBOR +1.550%), 1/14/2022	1,865,249
2,400,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.376%, (3-month USLIBOR +0.690%), 9/28/2022	2,412,591
2,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.046%, (3-month USLIBOR +0.690%), 1/11/2022	2,021,332
		TOTAL	21,527,658
		Cable Satellite—0.9%
2,000,000		Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	2,055,000
2,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	1,985,000
2,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,975,000
3,000,000		Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	3,090,000
		TOTAL	9,105,000
		Chemicals—0.3%
3,000,000		Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,105,000
		Consumer Cyclical - Retailers—0.1%
1,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.074%, (3-month USLIBOR +0.500%), 12/13/2019	1,000,894
		Environmental—0.1%
600,000		Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	604,500
		Finance Companies—1.6%
600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	629,341
3,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,180,998
2,000,000	[1]	American Express Co., Sr. Unsecd. Note, 1.987%, (3-month USLIBOR +0.610%), 8/1/2022	1,998,893
3,000,000	[1]	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.187%, (3-month USLIBOR +0.700%), 3/3/2022	3,018,123
4,000,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	4,005,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—continued
$2,250,000		Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	$2,244,375
		TOTAL	15,076,730
		Financial Institutions—5.9%
2,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.345%, (3-month USLIBOR +0.650%), 4/1/2022	2,016,314
1,000,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 2.399%, (3-month USLIBOR +1.040%), 1/15/2019	1,008,455
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.365%, (3-month USLIBOR +1.000%), 4/24/2023	3,050,100
1,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.023%, (3-month USLIBOR +0.660%), 7/21/2021	1,005,125
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.345%, (3-month USLIBOR +0.650%), 10/1/2021	2,010,085
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.523%, (3-month USLIBOR +1.160%), 1/20/2023	2,042,740
2,000,000	[1]	Branch Banking & Trust Co., Sr. Unsecd. Note, 1.809%, (3-month USLIBOR +0.450%), 1/15/2020	2,008,839
2,310,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.528%, (3-month USLIBOR +1.150%), 1/30/2023	2,324,543
2,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.911%, (3-month USLIBOR +1.430%), 9/1/2023	2,059,984
2,120,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 2.027%, (3-month USLIBOR +0.540%), 3/2/2020	2,124,827
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.365%, (3-month USLIBOR +1.000%), 7/24/2023	3,027,701
3,920,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.481%, (3-month USLIBOR +1.110%), 4/26/2022	3,967,473
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.545%, (3-month USLIBOR +1.050%), 6/5/2023	3,028,639
1,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.586%, (3-month USLIBOR +1.170%), 11/15/2021	1,015,036
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.267%, (3-month USLIBOR +0.900%), 4/25/2023	2,023,945
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.359%, (3-month USLIBOR +1.000%), 1/15/2023	2,028,318
2,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.046%, (3-month USLIBOR +0.610%), 5/18/2022	2,010,893
4,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.121%, (3-month USLIBOR +0.640%), 12/1/2021	4,875,709
1,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.293%, (3-month USLIBOR +0.930%), 7/22/2022	1,008,543
3,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.617%, (3-month USLIBOR +1.220%), 5/8/2024	3,065,360
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.765%, (3-month USLIBOR +1.400%), 10/24/2023	2,058,273
2,500,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 1.505%, (3-month USLIBOR +0.140%), 10/23/2020	2,498,976
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.343%, (3-month USLIBOR +0.930%), 2/11/2022	2,025,849
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.475%, (3-month USLIBOR +1.110%), 1/24/2023	2,040,907
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.61%, (3-month USLIBOR +1.230%), 10/31/2023	2,054,563
		TOTAL	56,381,197
		Food & Beverage—0.8%
3,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.230%, (3-month USLIBOR +0.820%), 8/10/2022	3,027,660
3,000,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 1.746%, (3-month USLIBOR +0.365%), 5/2/2022	3,022,782
1,360,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 1.891%, (3-month USLIBOR +0.450%), 8/21/2020	1,363,685
		TOTAL	7,414,127
		Gaming—0.5%
4,775,000		Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,751,125
		Health Care—2.9%
1,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	1,007,500
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,895,000
2,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,030,000
3,000,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.538%, (3-month USLIBOR +1.030%), 6/6/2022	3,017,625
4,650,000		Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,696,500
3,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	3,770,000
4,900,000		SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	4,961,250
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,042,500
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	1,020,000
2,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,947,500
		TOTAL	27,387,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—2.6%
$2,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	$2,090,000
750,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 2.263%, (3-month USLIBOR +0.650%), 9/19/2022	760,574
2,000,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,085,000
2,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.967%, (3-month USLIBOR +0.480%), 3/3/2022	2,013,802
3,000,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	3,015,000
2,000,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	2,057,500
2,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,033,720
4,000,000		Range Resources Corp., Sr. Unsecd. Note, 5.00%, 8/15/2022	4,000,000
3,000,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,962,500
4,100,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	4,125,625
		TOTAL	25,143,721
		Insurance - P&C—0.7%
2,550,000		Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,556,375
1,000,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,042,500
2,900,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	3,016,000
		TOTAL	6,614,875
		Media Entertainment—0.3%
3,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.685%, (3-month USLIBOR +0.190%), 6/5/2020	3,004,996
		Metals & Mining—0.2%
2,000,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,000,000
		Midstream—0.4%
275,000		NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	280,672
4,000,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	3,980,000
		TOTAL	4,260,672
		Oil Field Services—0.3%
2,550,000		Sesi LLC, 7.125%, 12/15/2021	2,616,938
		Packaging—0.8%
3,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, Series 144A, 4.25%, 9/15/2022	3,060,000
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,110,000
1,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,030,000
1,000,000		Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,048,750
		TOTAL	7,248,750
		Pharmaceuticals—3.0%
1,000,000	[1]	Actavis Funding SCS, Sr. Unsecd. Note, 2.629%, (3-month USLIBOR +1.080%), 3/12/2018	1,001,489
2,075,000		Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,116,500
6,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,710,000
1,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	837,500
4,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	4,050,000
725,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	699,625
7,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 8/1/2022	6,387,500
3,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.80%, 7/21/2023	2,615,303
2,000,000		Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,962,500
2,000,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 8/15/2021	2,022,500
2,000,000		Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	1,857,500
		TOTAL	28,260,417
		Retailers—0.1%
1,000,000		Penney (J.C.) Co., Inc., 5.65%, 6/1/2020	916,250
		Technology—0.9%
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 1.903%, (3-month USLIBOR +0.500%), 2/9/2022	3,043,082

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	$1,355,553
3,000,000	[1]	IBM Corp., Sr. Unsecd. Note, 1.604%, (3-month USLIBOR +0.230%), 1/27/2020	3,014,722
1,550,000		Symantec Corp., Sr. Unsecd. Note, 3.95%, 6/15/2022	1,588,006
		TOTAL	9,001,363
		Utility - Electric—0.6%
4,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.25%, 7/15/2022	4,180,000
1,750,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	1,739,062
		TOTAL	5,919,062
		Wireless Communications—1.2%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 2.303%, (3-month USLIBOR +0.890%), 2/14/2023	4,034,072
2,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 2.623%, (3-month USLIBOR +0.930%), 6/30/2020	2,024,599
2,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.370%, (3-month USLIBOR +0.770%), 6/17/2019	2,017,021
410,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.324%, (3-month USLIBOR +1.750%), 9/14/2018	414,544
2,500,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.600%, (3-month USLIBOR +1.000%), 3/16/2022	2,550,734
		TOTAL	11,040,970
		TOTAL CORPORATE BONDS (IDENTIFIED COST $252,954,326)	255,390,482
		ASSET-BACKED SECURITIES—4.1%
		Auto Receivables—0.2%
1,555,342	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.477%, (1-month USLIBOR +1.000%), 6/15/2028	1,564,056
		Credit Card—3.8%
5,000,000	[1]	American Express Credit Account Master 2013-1, Class A, 1.897%, (1-month USLIBOR +0.420%), 2/16/2021	5,009,724
1,500,000	[1]	American Express Credit Account Master 2013-1, Class B, 2.177%, (1-month USLIBOR +0.700%), 2/16/2021	1,504,559
2,500,000	[1]	American Express Credit Account Master Trust 2008-2, Class A, 2.737%, (1-month USLIBOR +1.260%), 9/15/2020	2,503,617
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class A, 1.847%, (1-month USLIBOR +0.370%), 12/15/2021	5,019,079
6,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.867%, (1-month USLIBOR +0.390%), 10/15/2021	6,021,825
3,000,000	[1]	Cards II Trust, Class A, 2.177%, (1-month USLIBOR +0.700%), 7/15/2021	3,009,025
10,000,000	[1]	Chase Issuance Trust 2013-A9, Class A, 1.897%, (1-month USLIBOR +0.420%), 11/16/2020	10,027,841
2,800,000	[1]	Evergreen Credit Card Trust Series 2016-1, Class A, 2.197%, (1-month USLIBOR +0.720%), 4/15/2020	2,805,156
		TOTAL	35,900,826
		Student Loans—0.1%
1,242,531	[1]	SLM Student Loan Trust 2013-C, Class A2B, 2.877%, (1-month USLIBOR +1.400%), 10/15/2031	1,254,997
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $38,705,823)	38,719,879
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
		Commercial Mortgage—0.1%
600,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.527%, (1-month USLIBOR +1.050%), 7/15/2046	605,537
		Federal Home Loan Mortgage Corporation—0.9%
1,702,844	[1]	REMIC 2976 KJ, 1.827%, (1-month USLIBOR +0.350%), 5/15/2035	1,704,679
298,969	[1]	REMIC 3122 FE, 1.777%, (1-month USLIBOR +0.300%), 3/15/2036	298,725
736,656	[1]	REMIC 3241 FM, 1.857%, (1-month USLIBOR +0.380%), 11/15/2036	737,910
1,450,651	[1]	REMIC 3922 CF, 1.877%, (1-month USLIBOR +0.400%), 4/15/2041	1,452,362
4,580,791	[1]	REMIC 4097 KF, 1.777%, (1-month USLIBOR +0.300%), 9/15/2031	4,587,393
		TOTAL	8,781,069
		Federal National Mortgage Association—1.1%
612,720	[1]	REMIC 2006-111 FA, 1.932%, (1-month USLIBOR +0.380%), 11/25/2036	614,159
2,965,060	[1]	REMIC 2006-85 PF, 1.932%, (1-month USLIBOR +0.380%), 9/25/2036	2,978,498
1,032,302	[1]	REMIC 2006-99 AF, 1.972%, (1-month USLIBOR +0.420%), 10/25/2036	1,036,413
191,218	[1]	REMIC 2010-134 BF, 1.982%, (1-month USLIBOR +0.430%), 10/25/2040	191,724
365,522	[1]	REMIC 2010-135 FP, 1.952%, (1-month USLIBOR +0.400%), 12/25/2040	366,680

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$902,077	[1]	REMIC 2012-135 FA, 1.852%, (1-month USLIBOR +0.300%), 11/25/2039	$902,076
1,299,001	[1]	REMIC 2012-79 F, 2.002%, (1-month USLIBOR +0.450%), 7/25/2042	1,303,231
3,498,343	[1]	REMIC 2014-73 FA, 1.902%, (1-month USLIBOR +0.350%), 11/25/2044	3,505,748
		TOTAL	10,898,529
		Non-Agency Mortgage—0.1%
685,530	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 2.116%, (3-month USLIBOR +0.700%), 2/15/2058	687,863
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,974,618)	20,972,998
	[1]	FLOATING RATE LOANS—3.4%
		Cable Satellite—1.0%
6,000,000		Charter Communications Operating LLC, Term Loan—1st Lien, 3.694%, (3-month USLIBOR +2.000%), 4/15/2025	6,010,710
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 3.977%, (3-month USLIBOR +2.500%), 1/15/2026	3,503,955
		TOTAL	9,514,665
		Food & Beverage—0.4%
2,418,214		Aramark Services, Inc., Term Loan—1st Lien, 3.569%, (3-month USLIBOR +2.000%), 3/28/2024	2,434,840
1,500,000		Aramark Services, Inc., Term Loan—1st Lien, 3.569%, (3-month USLIBOR +2.000%), 3/11/2025	1,509,615
		TOTAL	3,944,455
		Gaming—0.3%
911,800		Las Vegas Sands Corp., Term Loan—1st Lien, 3.569%, (3-month USLIBOR +2.000%), 3/29/2024	917,617
477,500		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 4.443%, (3-month USLIBOR +2.750%), 5/14/2020	481,081
1,246,875		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 3.569%, (3-month USLIBOR +2.000%), 7/6/2024	1,254,450
		TOTAL	2,653,148
		Health Care—0.0%
246,264		HCA, Inc., Term Loan—1st Lien, 3.569%, (3-month USLIBOR +2.000%), 3/18/2023	247,632
		Lodging—0.3%
3,258,135		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.552%, (3-month USLIBOR +2.000%), 10/25/2023	3,277,879
		Media Entertainment—0.1%
990,025		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.432%, (3-month USLIBOR +2.000%), 10/4/2023	995,594
		Packaging—0.2%
1,793,544		SIG Combibloc, Term Loan—1st Lien, 4.569%, (3-month USLIBOR +3.000%), 3/13/2022	1,804,251
		Restaurants—0.2%
1,481,306		KFC Holding Co., Term Loan—1st Lien, 3.491%, (3-month USLIBOR +2.000%), 6/16/2023	1,491,957
		Retailers—0.2%
1,750,000		Hanesbrands, Inc., Term Loan—1st Lien, 3.227%, (3-month USLIBOR +1.750%), 12/15/2024	1,759,301
		Technology—0.6%
1,500,000		DELL International LLC, Term Loan—1st Lien, 3.570%, (3-month USLIBOR +2.000%), 9/7/2023	1,501,028
498,750		TTM Technologies, Term Loan—1st Lien, 4.069%, (3-month USLIBOR +2.500%), 9/28/2024	499,685
2,797,097		Sensata Technologies B.V., Term Loan—1st Lien, 3.210%, (3-month USLIBOR +1.750%), 10/14/2021	2,812,621
990,000		Leidos Innovations Corp., Term Loan—1st Lien, 3.625%, (3-month USLIBOR +2.000%), 8/16/2023	999,905
		TOTAL	5,813,239
		Utility - Electric—0.1%
990,000		Dayton Power & Light Co., Term Loan—1st Lien, 4.820%, (3-month USLIBOR +3.250%), 8/24/2022	996,192
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $32,268,476)	32,498,313
	[2]	INVESTMENT COMPANIES—63.4%
50,431,834		Federated Bank Loan Core Fund	507,848,565
13,263,868		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[3]	13,262,542

Principal Amount or Shares			Value
	[2]	INVESTMENT COMPANIES—continued
9,023,794		Federated Project and Trade Finance Core Fund	$81,936,045
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $610,943,486)	603,047,152
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $956,738,708)	951,509,459
		OTHER ASSETS AND LIABILITIES—NET - 0.0%[4]	(136,940)
		TOTAL NET ASSETS—100%	$951,372,519
At December 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
5U.S. Treasury Note 5-Year Short Futures	160	$18,586,250	March 2018	$92,280
5U.S. Treasury Note 10-Year Short Futures	300	$37,214,063	March 2018	$234,102
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$326,382
The average notional value of short futures contracts held by the Fund throughout the period was $56,417,844. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2017	45,109,064	22,438,967	8,696,640	76,244,671
Purchases/Additions	5,618,336	189,647,645	327,154	195,593,135
Sales/Reductions	(295,566)	(198,822,744)	—	(199,118,310)
Balance of Shares Held 12/31/2017	50,431,834	13,263,868	9,023,794	72,719,496
Value	$507,848,565	$13,262,542	$81,936,045	$603,047,152
Change in Unrealized Appreciation/Depreciation	$(3,972,968)	$(1,857)	$(1,160,007)	$(5,134,832)
Net Realized Gain/(Loss)	$(35,468)	$(628)	—	$(36,096)
Dividend Income	$18,923,976	$99,205	$2,713,944	$21,737,125
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$880,635	$—	$880,635
Corporate Bonds	—	255,390,482	—	255,390,482
Asset-Backed Securities	—	38,719,879	—	38,719,879
Collateralized Mortgage Obligations	—	20,972,998	—	20,972,998
Floating Rate Loans	—	32,498,313	—	32,498,313
Investment Companies[1]	13,262,542	—	—	603,047,152
TOTAL SECURITIES	$13,262,542	$348,462,307	$—	$951,509,459
Other Financial Instruments[2]
Assets	$326,382	$—	$—	$326,382
Liabilities
TOTAL OTHER FINANCIAL INSTRUMENTS	$326,382	$—	$—	$326,382
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $589,784,610 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
8

Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—89.7%
		Federal Home Loan Mortgage Corporation—38.1%
$6,375,130		3.000%, 8/1/2043	$6,412,508
8,563,822		3.000%, 5/1/2045	8,587,271
954,589		3.000%, 5/1/2046	956,009
5,836,998		3.000%, 12/1/2046	5,843,860
3,675,288		3.000%, 1/1/2047	3,678,460
18,007,694		3.000%, 1/1/2047	18,023,236
4,747,731		3.000%, 2/1/2047	4,751,829
4,919,897		3.500%, 4/1/2042	5,087,538
3,587,493		3.500%, 4/1/2042	3,709,733
2,836,644		3.500%, 7/1/2042	2,933,300
4,388,670		3.500%, 8/1/2042	4,532,724
2,271,508		3.500%, 9/1/2043	2,345,359
3,043,971		3.500%, 11/1/2045	3,136,277
2,000,001	[1]	3.500%, 10/1/2047	2,055,415
937,398		4.000%, 8/1/2025	976,259
6,704,548		4.000%, 12/1/2041	7,066,108
879,605		4.000%, 1/1/2042	927,040
170,421		4.500%, 2/1/2024	177,935
441,490		4.500%, 6/1/2024	460,737
316,812		4.500%, 11/1/2039	340,092
657,139		4.500%, 4/1/2040	705,429
1,617,508		4.500%, 5/1/2040	1,735,865
940,153		4.500%, 5/1/2040	1,008,945
511,875		4.500%, 8/1/2040	549,170
1,320,534		4.500%, 9/1/2040	1,416,748
2,212,646		4.500%, 9/1/2040	2,373,858
1,827,898		4.500%, 9/1/2041	1,999,350
65,761		5.000%, 7/1/2020	67,268
658,439		5.000%, 1/1/2034	714,044
1,385,198		5.000%, 5/1/2034	1,502,406
162,335		5.000%, 2/1/2039	176,332
517,012		5.000%, 3/1/2039	561,511
361,973		5.000%, 7/1/2039	393,127
777,766		5.000%, 9/1/2039	844,586
1,421,142		5.000%, 10/1/2039	1,543,236
19,375		5.500%, 3/1/2021	20,122
3,819,107		5.500%, 5/1/2034	4,226,299
551,748		5.500%, 12/1/2035	612,046
587,973		5.500%, 5/1/2036	650,901
48,014		5.500%, 6/1/2036	53,270
678,727		5.500%, 6/1/2036	752,376
90,360		5.500%, 9/1/2037	100,321
41,241		6.000%, 2/1/2032	46,514
339,284		6.500%, 10/1/2037	386,642
36,456		6.500%, 4/1/2038	41,546
1

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$46,553	6.500%, 10/1/2038	$53,698
4,928	6.500%, 10/1/2038	5,768
300,578	7.000%, 12/1/2031	349,156
5,998	7.500%, 1/1/2021	6,362
94,677	7.500%, 1/1/2027	108,105
3,122	7.500%, 12/1/2029	3,647
81,896	7.500%, 5/1/2030	94,343
29,140	7.500%, 1/1/2031	34,279
114,708	7.500%, 2/1/2031	134,920
5,134	7.500%, 8/1/2031	6,058
	TOTAL	105,279,938
	Federal National Mortgage Association—38.7%
9,601,882	2.500%, 5/1/2028	9,649,205
1,964,897	2.500%, 3/1/2031	1,963,529
3,271,340	3.000%, 6/1/2031	3,334,023
2,979,363	3.000%, 4/1/2047	2,981,818
501,266	3.500%, 12/1/2040	517,680
6,891,427	3.500%, 8/1/2042	7,128,939
4,797,619	3.500%, 9/1/2042	4,962,968
6,203,769	3.500%, 12/1/2042	6,406,918
4,978,414	3.500%, 12/1/2042	5,171,774
898,275	3.500%, 12/1/2042	930,497
1,330,714	3.500%, 3/1/2043	1,382,815
964,401	3.500%, 5/1/2043	995,680
2,974,910	3.500%, 11/1/2045	3,064,424
2,863,290	3.500%, 2/1/2047	2,942,064
5,866,234	4.000%, 12/1/2031	6,195,418
1,572,309	4.000%, 2/1/2041	1,657,591
749,910	4.000%, 12/1/2041	791,522
4,192,649	4.000%, 12/1/2041	4,420,058
5,908,099	4.000%, 3/1/2042	6,235,939
3,329,907	4.000%, 4/1/2042	3,510,522
4,247,271	4.000%, 1/1/2044	4,476,980
4,280,261	4.000%, 6/1/2044	4,477,645
110,477	4.500%, 12/1/2019	111,958
1,503,053	4.500%, 10/1/2040	1,613,210
3,229,696	4.500%, 3/1/2041	3,464,379
129,712	4.500%, 6/1/2041	139,097
1,733,938	4.500%, 1/1/2042	1,857,224
3,829,832	4.500%, 6/1/2044	4,085,384
415,156	5.000%, 1/1/2024	436,568
1,713,854	5.000%, 7/1/2034	1,856,079
105,793	5.000%, 11/1/2035	114,677
395,754	5.000%, 1/1/2039	429,368
1,097,343	5.000%, 7/1/2039	1,189,346
231,470	5.000%, 10/1/2039	250,804
1,465,327	5.000%, 11/1/2039	1,590,702
532,677	5.000%, 12/1/2039	577,172
136,637	5.000%, 1/1/2040	147,901
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$817,100	5.500%, 9/1/2034	$905,686
205,345	5.500%, 6/1/2035	227,735
193,507	5.500%, 8/1/2035	214,581
346,716	5.500%, 9/1/2037	384,952
18,711	6.000%, 10/1/2028	20,809
7,424	6.000%, 11/1/2028	8,318
7,808	6.000%, 11/1/2028	8,558
21,436	6.000%, 12/1/2028	24,004
16,922	6.000%, 12/1/2028	18,836
14,542	6.000%, 12/1/2028	16,153
701	6.000%, 12/1/2028	782
12,589	6.000%, 12/1/2028	13,743
20,063	6.000%, 1/1/2029	22,346
2,989	6.000%, 1/1/2029	3,321
268	6.000%, 1/1/2029	299
16,688	6.000%, 1/1/2029	18,587
4,274	6.000%, 1/1/2029	4,745
683	6.000%, 1/1/2029	760
1,036	6.000%, 3/1/2029	1,156
1,156	6.000%, 3/1/2029	1,297
70,384	6.000%, 5/1/2029	78,303
58,291	6.000%, 5/1/2029	64,882
924	6.000%, 11/1/2029	1,030
46,329	6.000%, 11/1/2029	51,843
8,658	6.000%, 4/1/2031	9,588
692,988	6.000%, 11/1/2034	783,923
64,074	6.000%, 5/1/2036	72,248
51,623	6.000%, 6/1/2036	58,220
79,427	6.000%, 7/1/2036	89,739
268,531	6.000%, 9/1/2037	302,396
233,718	6.000%, 2/1/2038	263,498
115,833	6.000%, 4/1/2038	130,624
56,731	6.500%, 5/1/2031	64,432
32,833	6.500%, 6/1/2031	37,145
61,237	6.500%, 4/1/2032	69,809
51,128	6.500%, 8/1/2034	58,581
40,340	6.500%, 11/1/2035	45,761
295,147	6.500%, 9/1/2036	336,812
867,707	6.500%, 8/1/2037	986,931
98,795	7.000%, 8/1/2028	112,909
53,779	7.000%, 10/1/2028	61,376
24,556	7.000%, 6/1/2029	28,361
218	7.000%, 11/1/2031	253
7,876	7.000%, 11/1/2031	9,143
2,936	7.000%, 12/1/2031	3,416
101,545	7.000%, 12/1/2031	117,411
7,526	7.000%, 12/1/2031	8,745
1,391	7.000%, 1/1/2032	1,609
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,139	7.500%, 1/1/2030	$1,331
	TOTAL	106,808,865
	Government National Mortgage Association—12.9%
2,777,858	3.000%, 12/20/2046	2,805,938
6,616,252	3.500%, 12/15/2040	6,867,892
5,843,410	3.500%, 2/20/2046	6,049,221
6,785,279	3.500%, 6/20/2046	7,022,144
4,478,191	3.500%, 8/20/2047	4,654,810
4,478,370	3.500%, 9/20/2047	4,636,802
347,623	5.000%, 11/20/2038	371,025
112,275	5.000%, 12/20/2038	122,430
201,600	5.000%, 5/20/2039	219,015
831,283	5.000%, 8/20/2039	905,948
373,213	5.000%, 9/20/2039	406,136
352,247	5.500%, 12/20/2038	387,914
288,733	6.000%, 9/20/2038	328,629
56,912	7.500%, 12/15/2023	62,686
12,507	7.500%, 1/15/2026	14,391
16,248	7.500%, 2/15/2026	18,418
216,852	7.500%, 2/15/2028	253,189
5,675	7.500%, 6/15/2029	6,495
3,941	7.500%, 7/15/2029	4,613
931	7.500%, 7/15/2029	1,085
2,162	7.500%, 7/15/2029	2,315
5,144	7.500%, 9/15/2029	6,017
699	7.500%, 9/15/2029	805
10,436	7.500%, 10/15/2029	12,179
6,281	7.500%, 10/15/2029	7,375
2,828	7.500%, 10/15/2029	3,239
11,839	7.500%, 10/15/2029	13,849
60,265	7.500%, 6/15/2030	71,049
33,330	7.500%, 6/15/2030	39,294
87,095	7.500%, 7/15/2030	102,681
81,201	8.250%, 10/15/2030	99,266
	TOTAL	35,496,850
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $242,162,816)	247,585,653
	ASSET-BACKED SECURITIES—3.8%
	Auto Receivables—2.7%
4,570,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,617,009
2,900,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,926,194
	TOTAL	7,543,203
	Other—1.1%
855,183	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	860,952
1,184,457	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,191,119
810,491	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	814,957
	TOTAL	2,867,028
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,317,510)	10,410,231
4

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
		Non-Agency Mortgage-Backed Securities—3.3%
$264,830		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	$201,793
771,000		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	783,477
1,977,193		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	2,004,500
102,972		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	78,865
276,510		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	280,865
1,584,467		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,500,817
1,135,787		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,176,450
2,941,932		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,991,617
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,135,187)	9,018,384
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.9%
		Agency Commercial Mortgage-Backed Securities—0.9%
2,597,098		FHLMC REMIC K060 A1, 2.958%, 7/25/2026 (IDENTIFIED COST $2,648,978)	2,636,360
		INVESTMENT COMPANY—1.5%
4,163,212	[2]	Federated Government Obligations Fund, Premier Shares, 1.18%[3] (IDENTIFIED COST $4,163,212)	4,163,212
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $268,427,703)	273,813,840
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	2,267,123
		TOTAL NET ASSETS—100%	$276,080,963
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2017	9,679,678
Purchases/Additions	66,378,828
Sales/Reductions	(71,895,294)
Balance of Shares Held 12/31/2017	4,163,212
Value	$4,163,212
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$53,562
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
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on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$247,585,653	$—	$247,585,653
Asset-Backed Securities	—	10,410,231	—	10,410,231
Collateralized Mortgage Obligations	—	9,018,384	—	9,018,384
Commercial Mortgage-Backed Security	—	2,636,360	—	2,636,360
Investment Company	4,163,212	—	—	4,163,212
TOTAL SECURITIES	$4,163,212	$269,650,628	$—	$273,813,840
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018